Employee benefits	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Employee benefits

Note 23. Employee benefits
Below are the main characteristic of the benefit plans originally granted to certain employees:
The plan applies to Company employees that meet certain conditions, such as, for example, having participated uninterruptedly in the defined benefit plan, and that, having joined the Company before May 31, 1995, they have the required number of years in service and are therefore eligible to a certain amount according to plan provisions.
It is based on the last computable salary and the number of years worked after deducting the benefits from the Argentine pension system managed by the Federal Social Security Administration (“ANSES” by Spanish acronym).
Upon retirement, these employees are entitled to a monthly payment at constant value that is updated every year-end
by the IPC published by the Argentine Institute of Statistics and Census (“INDEC by Spanish acronym). If the variation exceeds 10% during a certain year, the payment will be adjusted temporarily once the percentage is exceeded.
The plan is backed by assets deposited exclusively by the Company and with no employee contributions to the trust fund. Fund assets may be invested by the Company in monetary market instruments denominated in US dollars or certificates of deposit to preserve accumulated capital and obtain returns in line with a moderate risk profile. Funds are mainly invested in US bonds, Treasury bonds and trade notes with quality ratings.
The Bank of New York Mellon is the trustee, and Willis Towers Watson is the business agent. Should there be an excess (duly certified by an independent actuary) of funds to be used to settle the benefits granted under the plan, the Company will be entitled to use it, in which case the trustee should be notified.
The following charts summarize the components of net expenses and the obligation recognized in the consolidated financial statements:

	Year ended December 31, 2021	Year ended December 31, 2020

Cost of the current services	(28)	(60)
Cost of interest	(219)	(190)

Total	(247)	(250)

	As of December 31, 2020
	Present value of the obligation	Asset’s plan	Net liabilities
Amounts at beginning of year	(12,351)	7,882	(4,469)
Items classified as loss or profit
Cost of services	(60)	—	(60)
Cost of interest	(587)	397	(190)
Items classified in other comprehensive income
Actuarial remediation (losses)	735	(275)	460
Benefit payments	798	(798)	—
Payment of contributions	—	798	798

Amounts at end of year	(11,465)	8,004	(3,461)

	As of December 31, 2021
	Present value of the obligation	Asset’s plan	Net liabilities

Amounts at beginning of year	(11,465)	8,004	(3,461)
Items classified as loss or profit
Cost of services	(28)	—	(28)
Cost of interest	(610)	391	(219)
Items classified in other comprehensive income
Actuarial remediation (losses)	(4,394)	(119)	(4,513)
Benefit payments	1,081	(1,081)	—
Payment of contributions	—	399	399

Amounts at end of year	(15,416)	7,594	(7,822)

The fair value of asset’s plan as of every year end per category, is as follows:

	As of December 31, 2021	As of December 31, 2020

Cash and cash equivalents	7,594	—
US Government bonds	—	8,004

Total	7,594	8,004

Below are the estimated payments of benefits expected for the next 10 (ten) years. The amounts in the chart show nondiscounted cash flows; thus, they do not reconcile with the obligations booked as of year-end:

	As of December 31, 2021	As of December 31, 2020

Less than 1 year	1,204	901
1 to 2 years	1,232	889
2 to 3 years	1,213	899
3 to 4 years	1,213	884
4 to 5 years	1,198	885
6 to 10 years	5,752	4,239
Below are the significant actuarial estimates used:

	As of December 31, 2021	As of December 31, 2020

Discount rate	5%	5%
Asset rate of return	5%	5%
Salary rise	1%	1%
The following sensitivity analysis shows the effect of a variation in the discount rate and salaries increase on the obligation amount.
Should the discount rate be 1% higher (lower), the defined benefit obligation would decrease by 1,298 (increase by 1,526) as of December 31, 2021.
Should the expected salary rise increase (decrease) by 1%, the defined benefit obligation would go up by 91 (go down by 87) as of December 31, 2021.
This sensitivity analysis was determined based on reasonably possible changes in the related assumptions as of every reporting year-end
based on a change in an assumption with the rest held constant. This is unlikely to occur in actual facts and the changes in some assumptions may be related. Therefore, the analysis may not be representative of the actual change in the defined benefit obligation. The methods and types of assumptions used in preparing the sensitivity analysis did not change with respect to the previous year.
Moreover, upon filing the previous sensitivity analysis, the present value of the defined benefit obligation was calculated using the projected unit credit method as of every reporting year-end,
which is the same as the method applied to calculate the defined benefit obligation liability recognized in the statement of financial position.

There were no changes in the methods and assumptions used in preparing prior-year sensitivity analyses.